MADISON MOSAIC GOVERNMENT MONEY MARKET TRUST
550 Science Drive
Madison, Wisconsin 53711
Tele:  608.274.0300; Fax:  608.663.9010

January 19, 2010

BY EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

RE:           Madison Mosaic Government Money Market Trust (SEC File Nos. 2- 63713; 811-2910)

Dear Sir or Madam:

Pursuant to Rule 485(b) under the Securities Act of 1933, as amended, enclosed is a post-effective amendment to the Registration Statement on Form N-1A of Madison Mosaic Government Money Market Trust.  No changes are being made in this filing that would prevent the Registration Statement from becoming effective on February 1, 2010 pursuant to Rule 485(b).

Respectfully submitted,

/s/ Pamela M. Krill

Pamela M. Krill

General Counsel and Chief Legal Officer